13F-HR
1
NONE
mswallow@sturdivant-co.com

0000914975
5vueegu@
028-4000

12/31/2000

13F-HR

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2000

Check here if amendment  [  ];  Amendment Number:
This Amendment  (Check only one.):  [  ]  is a restatement
                                    [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:   Sturdivant & Co.
Address:Plaza 1000 at Main Street
	  Suite 200
        Voorhees, NJ 08043

13F File Number:   28-4000

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:  Harvey R. de Krafft
Title:      Managing Director and Principal
Phone:  856-751-1331
Signature:, Place, and Date of Signing

       Harvey R. de Krafft        Voorhees, New Jersey     January 24, 2001

Report Type  (Check only one.):

[ X ]   13F HOLDINGS REPORT.
[     ] 13F NOTICE.
[     ] 13F COMBINATION REPORT.

List of Other Managers reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    55

Form 13F Information Table Value Total:   $169161








FORM 13F INFORMATION TABLE
                        Value   Shares/ Sh/Put/ Invstmt Other
Name of Title ofCUSIP   (x$1000)Prn Amt PrnCall Dscretn ManagersSole Shared None
-------------------------------------------------------------------------------

ALCATEL COM     013904305    2392   42765SH       Sole             2050    40715
AMERICANCOM     025816109    3662   66650SH       Sole             3855    62795
AMERICANCOM     026874107    1803   18289SH       Sole              962    17327
ANHEUSERCOM     035229103    3933   86435SH       Sole             5000    81435
AT & T CCOM     001957109    1202   69695SH       Sole             3000    66695
AVON PROCOM     054303102    1956   40865SH       Sole             2225    38640
BOSTON SCOM     101137107     812   59300SH       Sole             7100    52200
CAPITAL COM     14040H105    4876   74090SH       Sole             4075    70015
CHASE MACOM     16161A108    3503   77085SH       Sole             4200    72885
CHEVRON COM     166751107    4299   50910SH       Sole             3350    47560
CITIGROUCOM     172967101    6152  120483SH       Sole             6600   113883
DUPONT  COM     263534109    1848   38250SH       Sole             2100    36150
EL PASO COM     283905107    4740   66175SH       Sole             3125    63050
EXELON CCOM     30161N101    6565   93509SH       Sole             4790    88719
EXXON MOCOM     30231G102    3230   37156SH       Sole                     37156
FANNIE MCOM     313586109    5534   63790SH       Sole             3575    60215
FLEET BOCOM     339030108    4096  109055SH       Sole             6100   102955
GENERAL COM     370442105    1514   29720SH       Sole             1600    28120
HALLIBURCOM     406216101    1981   54650SH       Sole             3275    51375
HEWLETT COM     428236103    1888   59810SH       Sole             3650    56160
HONEYWELCOM     438516106    4362   92200SH       Sole             4750    87450
INFORMIXCOM     456779107     306  103120SH       Sole             9550    93570
INGERSOLCOM     456866102    2959   70660SH       Sole             3975    66685
INT'L BUCOM     459200101    3744   44050SH       Sole             2600    41450
ITT INDUCOM     450911102    1885   48640SH       Sole             4700    43940
JOHNSON COM     478160104    3094   29450SH       Sole             1350    28100
KEYSPAN COM     49337W100    3449   81385SH       Sole             4025    77360
KIMBERLYCOM     494368103    4674   66125SH       Sole             3725    62400
LUCENT TCOM     549463107     758   56125SH       Sole             3800    52325
MELLON FCOM     58551A108    4142   84200SH       Sole             4700    79500
MGIC INVCOM     552848103    1777   26350SH       Sole             1400    24950
MINNESOTCOM     604059105    2370   19670SH       Sole              900    18770
MORGAN SCOM     617446448    1337   16865SH       Sole              925    15940
MOTOROLACOM     620076109    2952  145775SH       Sole             7425   138350
PEPSICO COM     713448108    4425   89280SH       Sole             5100    84180
PHARMACICOM     71713U102    2731   44772SH       Sole             2375    42397
PROCTOR COM     742718109    3563   45430SH       Sole             2475    42955
QWEST COCOM     749121109    2954   72281SH       Sole             2766    69515
ROHM & HCOM     775371107    3261   89800SH       Sole             4850    84950
ROYAL DUCOM     780257804    2045   33775SH       Sole             2475    31300
SAFEWAY COM     786514208    5725   91605SH       Sole             5125    86480
SBC COMMCOM     78387G103    3973   83200SH       Sole             4600    78600
SCHERINGCOM     806605101    2822   49730SH       Sole             2600    47130
SCHLUMBECOM     806857108    2293   28690SH       Sole             1725    26965
TARGET CCOM     87612E106    2089   64770SH       Sole             3500    61270
TELEFONICOM     879382208     757   15140SH       Sole                     15140
TEXACO  COM     881694103    4800   77260SH       Sole             4250    73010
TRANSOCECOM     G90078109     681   14799SH       Sole              817    13982
TYCO INTCOM     902124106    4980   89725SH       Sole             4875    84850
UNUMPROVCOM     91529Y106    1631   60690SH       Sole             3325    57365
VERIZON COM     92343v104    5379  107310SH       Sole             5675   101635
WALT DISCOM     254687106    2108   72860SH       Sole             3650    69210
WASHINGTCOM     939322103    5536  104325SH       Sole             5350    98975
WILLIAMSCOM     969457100    2539   63565SH       Sole             3375    60190
WORLDCOMCOM     98157D106    1075   76425SH       Sole             2600    73825

REPORT SUMMARY  55DATA RECORDS     169161            0
OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED